Concentrations (Details)	12 Months Ended
Dec. 31, 2013
Concentration Risk [Line Items]
Percentage of sales generated by hospitals	60.00%
Hospital Customer A [Member]
Concentration Risk [Line Items]
Percentage of sales generated by hospitals	42.00%
Hospital Customer B [Member]
Concentration Risk [Line Items]
Percentage of sales generated by hospitals	6.00%
Hospital Customer C [Member]
Concentration Risk [Line Items]
Percentage of sales generated by hospitals	6.00%
Hospital Customer D [Member]
Concentration Risk [Line Items]
Percentage of sales generated by hospitals	6.00%